As filed with the Securities and Exchange Commission on February 18, 2015

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 1,798	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 1,802	☒

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)
(212) 293-2000
Registrant’s Telephone Number
Jonathan R. Simon, Esq.
Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Market Vectors Biotech ETF, Market Vectors Environmental Services ETF, Market Vectors Gaming ETF, Market Vectors Morningstar Wide Moat ETF, Market Vectors MSCI Emerging Markets Quality ETF, Market Vectors MSCI Emerging Markets Quality Dividend ETF, Market Vectors MSCI International Quality ETF, Market Vectors MSCI International Quality Dividend ETF, Market Vectors Pharmaceutical ETF, Market Vectors Retail ETF and Market Vectors Semiconductor ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of February 2015.

MARKET VECTORS ETF TRUST

By:	/s/ Jan F. van Eck
Name:	Jan F. van Eck
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	February 18, 2015
David H. Chow

/s/ R. Alastair Short*	Trustee	February 18, 2015
R. Alastair Short

/s/ Peter J. Sidebottom*	Trustee	February 18, 2015
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	February 18, 2015
Richard D. Stamberger

/s/ Jan F. van Eck Jan F. van Eck	President, Chief Executive Officer and Trustee	February 18, 2015

/s/ John J. Crimmins John J. Crimmins	Treasurer, Chief Financial Officer and Principal Accounting Officer	February 18, 2015

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney in Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase